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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05151

                         J.P. Morgan Mutual Fund Group
              (Exact name of registrant as specified in charter)

           270 Park Avenue, New York, NY                   10017
      (Address of principal executive offices)           (Zip code)

     JPMorgan Funds Management, Inc., 270 Park Avenue, New York, NY 10017
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-480-4111

Date of fiscal year end:  February 28

Date of reporting period:  July 1, 2010 through June 30, 2011

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ITEM 1. PROXY VOTING RECORD

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05151
Reporting Period: 07/01/2010 - 06/30/2011
J.P. Morgan Mutual Fund Group

======================= JPMORGAN SHORT TERM BOND FUND II =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)           J.P. Morgan Mutual Fund Group
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By (Signature and Title)    \s\ Patricia A. Maleski
                          -----------------------------------------------------
                            Patricia A. Maleski, President and Principal
                            Executive Officer

Date                  August 29, 2011,
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   Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.


By (Signature and Title)*    \s\ Patricia A. Maleski
                           ----------------------------------------------------
                             Patricia A. Maleski, President and Principal
                             Executive Officer

Date                   August 29, 2011,
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*Print the name and title of each signing officer under his or her signature.